CAPITALIZED COMPUTER SOFTWARE COSTS (Tables) (Capitalized computer software costs)	12 Months Ended
Mar. 31, 2014
Capitalized computer software costs
CAPITALIZED COMPUTER SOFTWARE COSTS
Summary of capitalized computer software costs

	Thousands of Yen
	2013	2014
Balance at beginning of year	¥807,370	¥1,319,791
Costs capitalized during year	513,301	409,702
Disposal	(2,158)	(140,010)
Foreign currency translation	1,278	660
Balance at end of year	1,319,791	1,590,143
Accumulated amortization, end of year	(486,850)	(661,115)
Capitalized computer software costs—net	¥832,941	¥929,028

Schedule of estimated amortization of capitalized computer software costs for the next five years
Years ending March 31	Thousands of Yen
2015	¥268,575
2016	245,765
2017	202,758
2018	117,845
2019	33,733